Lease	12 Months Ended
Dec. 31, 2020
Lease
Lease

13. Lease

The Group’s leasing activities primarily consist of operating leases for administrative offices. During the year of 2019, the Group adopted ASC 842 effective January 1, 2019. ASC 842 requires lessees to recognize ROU assets and lease liabilities on the balance sheet. The Group has elected an accounting policy to not recognize short-term leases (one year or less) on the balance sheet.

The Group recorded ROU assets and lease liabilities as a lessee. As of December 31, 2019 and 2020, ROU assets were approximately RMB144,488 and RMB120,140, respectively. As of December 31, 2019 and 2020, lease liabilities was approximately RMB158,602 and RMB132,512, respectively. Supplemental cash flow information related to operating leases was as follows:

	For the year ended December 31,
	2019	2020
	RMB	RMB

Cash payments for operating leases	34,501	41,960
ROU assets obtained in exchange for operating lease liabilities	601	7,428

13. Lease (Continued)

Future lease payments under operating leases as of December 31, 2020 were as follows:

Operating leases
RMB
Year ending December 31,
2021	40,779
2022	41,562
2023	48,483
2024	16,031
2025 and thereafter	—
Total future lease payments	146,855
Less: Imputed interest	(14,343)
Total lease liability balance	132,512

The weighted-average remaining lease term was 4.41 and 3.37 years as of December 31, 2019 and 2020, respectively.

The weighted-average discount rate used to determine the operating lease liability as of December 31, 2019 and 2020 was 6.00% and 5.96% respectively.

Rent expense under operating leases was RMB22,454 for the year ended December 31, 2018. Operating lease expenses for the year ended December 31, 2019 and 2020 were RMB44,288 and RMB40,432, respectively, which excluded expenses of short-term contracts. Short-term lease expenses for the year ended December 31, 2019 and 2020 were RMB6,488 and RMB6,586, respectively.

The right of use assets and leasing liabilities in relation to the early terminated leases for the year ended December 31, 2019 were RMB14,329 and RMB14,197, respectively. The right of use assets and leasing liabilities in relation to the early terminated leases for the year ended December 31, 2020 were nil and nil, respectively.

As of December 31, 2019 and 2020, no additional operating leases have not yet commenced.